Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,133,854.14
Previously Paid Amount	0.00
Total Fee Amount	1,951.89
Total Offset Amount	1,951.89
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A